Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2022	$2,704
2023	(2,066)
2024	(13,165)
2025	(8,182)
2026 and thereafter	(2,271)
Total	$(22,980)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2020	December 31, 2021
Hires collected in advance	$7,236	$19,173
Charter revenue resulting from varying charter rates	34,284	38,524
Total	$41,520	$57,697
Less current portion	(11,893)	(23,830)
Non-current portion	$29,627	$33,867